Stock Option Plans and Stock-Based Compensation - Summary of performance Vesting Stock Option Activity (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Beginning balances	1,622,118	1,326,449
Number of Options, Granted	1,592,370	419,839	1,349,782
Number of Options, Exercised	(152,330)	(6,568)
Number of Options, Forfeited	(153,975)	(117,602)	(23,333)
Number of options, Conversion of shares	(591,892)
Number of Options, Ending balances	3,500,075	1,622,118	1,326,449
Number of Options, Options vested and expected to vest	3,500,075	1,622,118	1,326,449
Number of Options, Options vested and exercisable	926,614	416,265	10,781
Weighted Average Exercise Price Per share, Beginning balances	$ 2.21	$ 2.38
Weighted Average Exercise Price (per share), Granted	9.54	1.69	$ 2.38
Weighted Average Exercise Price (per share), Exercised	2.22	1.77
Weighted Average Exercise Price (per share), Forfeited	2.21	2.31	2.42
Weighted Average Exercise Price, Conversion of shares	2.53
Weighted Average Exercise Price (per share), Options vested and expected to vest	5.43	2.21	2.38
Weighted Average Exercise Price (Per share), Options vested and exercisable	2.28	2.36	2.42
Weighted Average Exercise Price (per share), Ending balances	$ 5.43	$ 2.21	$ 2.38
Weighted Average Remaining Contractual Term (years)	8 years 9 months 18 days	8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and expected to vest	8 years 9 months 18 days	8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and exercisable	7 years 10 months 25 days	8 years 10 months 25 days	9 years 8 months 12 days
Aggregate Intrinsic Value, Exercised	$ 1,871,041	$ 2,950
Aggregate Intrinsic Value, Balances	31,784,488	1,546,599
Aggregate Intrinsic Value, Options vested and expected to vest	31,784,488	1,546,599
Aggregate Intrinsic Value, Options vested and exercisable	$ 11,324,729	$ 340,334
Performance Shares
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Beginning balances	412,773	322,846
Number of Options, Granted	187,469	101,427	322,846
Number of Options, Exercised	(8,350)	(4,000)
Number of Options, Forfeited		(7,500)
Number of options, Conversion of shares	(591,892)
Number of Options, Ending balances		412,773	322,846
Number of Options, Options vested and expected to vest		412,773	322,846
Number of Options, Options vested and exercisable		142,391	33,613
Weighted Average Exercise Price Per share, Beginning balances	$ 2.19	$ 2.32
Weighted Average Exercise Price (per share), Granted	3.27	1.77	$ 2.32
Weighted Average Exercise Price (per share), Exercised	2.38	1.36
Weighted Average Exercise Price (per share), Forfeited		2.42
Weighted Average Exercise Price, Conversion of shares	$ 2.53
Weighted Average Exercise Price (per share), Options vested and expected to vest		2.19	2.32
Weighted Average Exercise Price (Per share), Options vested and exercisable			2.33
Weighted Average Exercise Price (per share), Ending balances		$ 2.19	$ 2.32
Weighted Average Remaining Contractual Term (years)	8 years 6 months	8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and expected to vest		8 years 10 months 25 days	9 years 8 months 12 days
Weighted Average Remaining Contractual Term (years), Options vested and exercisable		8 years 9 months 18 days	9 years 6 months
Aggregate Intrinsic Value, Exercised	$ 101,178	$ 1,942
Aggregate Intrinsic Value, Balances		401,616
Aggregate Intrinsic Value, Options vested and expected to vest		401,616
Aggregate Intrinsic Value, Options vested and exercisable		$ 134,871